Nationwide Global Sustainable Equity Fund
FUND SUMMARY: NATIONWIDE GLOBAL SUSTAINABLE EQUITY FUND (formerly, Nationwide Global Equity Fund)
Objective
The Nationwide Global Sustainable Equity Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 62 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nationwide Global Sustainable Equity Fund	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Global Sustainable Equity Fund		Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.59%	0.60%	0.44%	0.53%
Total Annual Fund Operating Expenses		1.59%	2.35%	1.19%	1.28%
Fee Waiver/Expense Reimbursement	[1]	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.35%	2.11%	0.95%	1.04%
[1]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.95% until at least June 30, 2019. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nationwide Global Sustainable Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	1,026	1,370	2,337
Class C Shares	314	711	1,234	2,668
Institutional Service Class Shares	106	382	679	1,524
Class R6 Shares	97	354	631	1,422

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Nationwide Global Sustainable Equity Fund | Class C Shares | USD ($)	214	711	1,234	2,668

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.98% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of U.S. and foreign issuers, although the Fund may invest in stocks that provide little to no dividend income, but which offer the potential for capital growth. The Fund may purchase stocks of U.S. and foreign companies of any size, including small-cap and mid-cap companies and which are located in either developed countries or emerging market countries. The Fund also may invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure. The Fund’s subadviser, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund’s assets in one or more countries if, in the subadviser’s opinion, economic and business conditions warrant such investments. The Fund invests its assets in investments that are tied economically to a number of countries throughout the world, including the United States. An investment will be deemed to be tied economically to a particular country, including the United States, if its issuer is organized in the particular country, has its principal place of business in such country, or generates more than 50% of its revenues from business in that country.

In the global investing universe, the subadviser uses a disciplined price-to-intrinsic value approach that seeks to take advantage of pricing anomalies in markets. In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between what the subadviser believes is a security’s fundamental value and its market price. The Fund generally will sell a security when the subadviser believes it has reached a target price, fails to perform as expected by the subadviser, or when the subadviser believes other opportunities appear more attractive.

The subadviser employs both a positive and negative screening process with regard to securities selection for the Fund. The negative screening process excludes securities with more than 5% of sales in alcohol, tobacco, defense, nuclear, genetically modified organisms (GMOs), water bottles, gambling and pornography from the Fund’s portfolio. The positive screening process identifies securities of companies that appear to be fundamentally attractive with superior valuation characteristics. In addition, the positive screening process also includes material, fundamental sustainability factors that the subadviser believes confirm the fundamental investment case and can enhance the subadviser’s ability to make good investment decisions. These sustainability factors are material extra-financial factors that evaluate the environmental, social and governance performance of companies that, along with more traditional financial analytics, seek to identify companies that the subadviser believes will provide sustained, long-term value.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Country risk – if the Fund emphasizes one or more countries, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries than funds that do not emphasize particular countries.

Preferred stock risk– a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

        Foreign currencies– foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

        Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

        Forwards– using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

Sustainability factor risk– the sustainability factors used in the subadviser’s investment process may cause the Fund to underperform funds that rely solely or primarily on traditional financial analytics. The sustainability factors may cause the Fund’s industry allocation to deviate from that of funds without these considerations.

Loss of money is a risk of investing in the Fund.
Performance
The Fund commenced operations on November 19, 2012 as the result of a reorganization in which the Fund acquired all of the assets, subject to stated liabilities, of the UBS Global Equity Fund, a former series of The UBS Funds (the “Predecessor Fund”). Therefore, the returns presented for the Fund prior to that date reflect the historical performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class R6 Shares (Years Ended December 31,)

Highest Quarter: 26.01% – 2nd qtr. of 2009 Lowest Quarter: -22.99% – 4th qtr. of 2008 Year-to-date total return as of March 31, 2018: 1.72%
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for Institutional Service Class shares is November 21, 2012. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has not been adjusted to reflect a higher level of expenses than for Class R6 shares.
Average Annual Total Returns (For the Periods Ended December 31, 2017)
Average Annual Total Returns - Nationwide Global Sustainable Equity Fund	1 Year	5 Years	10 Years	Inception Date
Class A Shares	16.95%	8.21%	3.81%
Class C Shares	22.16%	8.68%	3.65%
Class R6 Shares	24.62%	9.93%	4.78%
Class R6 Shares | After Taxes on Distributions	24.12%	9.54%	4.24%
Class R6 Shares | After Taxes on Distributions and Sales of Shares	13.92%	7.83%	3.66%
Institutional Service Class Shares	24.49%	9.81%	4.72%	Nov. 21, 2012
MSCI World Index® Free (The Index does not pay sales charges, fees, expenses or taxes.)	22.40%	11.64%	5.03%